Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Prime Cash Management-Institutional Shares 2.10%[1]	1,481,391	$1,481,391
Total Money Market Fund
(Cost $1,481,391)		1,481,391

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 24.8%
Collateralized Loan Obligations - 20.0%
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	10,150,000	10,128,797
Telos CLO Ltd.
2017-6A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	8,200,583	8,201,816
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	5,388,364	5,380,750
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	5,100,000	5,091,794
Denali Capital CLO XI Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	4,999,498
Flagship CLO VIII Ltd.
2018-8A, 4.40% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	4,997,121
Shackleton VIII CLO Ltd.
2017-8A, 3.51% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,800,000	4,788,114
ACIS CLO Ltd.
2014-3A, 4.09% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	2,510,110	2,512,616
2015-6A, 4.17% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	2,000,000	2,000,569
Cent CLO 24 Ltd.
2018-24A, 4.25% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,500,000	4,481,979

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 24.8% (continued)
Collateralized Loan Obligations - 20.0% (continued)
Octagon Investment Partners XIX Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	3,837,411	$3,840,257
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	2,754,464	2,754,911
2019-3A, 3.17% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 08/20/27[3]	1,000,000	1,000,000
Mountain Hawk II CLO Ltd.
2018-2A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	3,000,000	3,000,637
Avery Point V CLO Ltd.
2017-5A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,988,072
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	2,978,847	2,969,338
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,954,860
Marathon CLO V Ltd.
2017-5A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,598,368
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,166,990	1,162,567
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,650,000	2,644,672
Garrison BSL CLO Ltd.
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,546,810

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 24.8% (continued)
Collateralized Loan Obligations - 20.0% (continued)
Midocean Credit CLO V
2018-5A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,550,000	$2,522,642
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,456,313
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[2,3]	1,750,000	1,750,000
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,750,000	1,742,322
Oaktree CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	1,230,294
Cent CLO Ltd.
2013-19A, 3.91% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	1,207,326	1,208,917
Golub Capital BDC CLO LLC
2018-1A, 3.98% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,181,764
MidOcean Credit CLO IV
2018-4A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	995,727
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	794,704	789,467
Total Collateralized Loan Obligations		93,920,992
Financial - 2.9%
Station Place Securitization Trust
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[2,3]	2,650,000	2,650,000
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	2,400,000	2,399,998
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[2,3]	2,350,000	2,350,000
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	1,000,000	999,999
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	750,000	750,000
Barclays Bank plc
GMTN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[3]	2,400,000	2,400,944
GMTN, 3.04% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	2,050,000	2,044,063
Total Financial		13,595,004
Transport-Aircraft - 1.0%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,628,386	2,650,166
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,986,344	2,029,666
Total Transport-Aircraft		4,679,832
Automotive - 0.9%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,950,000	2,953,206
2016-3A, 2.27% due 07/25/20[2]	600,000	599,760
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	800,000	800,720
Total Automotive		4,353,686
Total Asset-Backed Securities
(Cost $116,887,105)		116,549,514
CORPORATE BONDS†† - 21.3%
Financial - 12.7%
Lloyds Bank plc
3.06% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	3,848,507
Citizens Bank North America/Providence RI
3.09% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	3,839,717

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Financial - 12.7% (continued)
Credit Agricole S.A.
3.42% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	$3,827,460
HSBC Holdings plc
3.12% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,803,002
Australia & New Zealand Banking Group Ltd.
3.51% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,721,371
Goldman Sachs Group, Inc.
3.61% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,685,520
4.29% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,022,483
Capital One Financial Corp.
3.03% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,527,433
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,104,593
Sumitomo Mitsui Trust Bank Ltd.
3.51% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,740,000	2,746,867
2.86% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	550,591
Wells Fargo & Co.
3.47% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,168,481
Citibank North America
2.94% (3 Month USD LIBOR + 0.50%) due 06/12/20[3]	3,070,000	3,080,316
Bank of America Corp.
3.25% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	2,442,745
AvalonBay Communities, Inc.
3.03% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,350,235
Sumitomo Mitsui Financial Group, Inc.
4.13% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,202,436

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Financial - 12.7% (continued)
UBS Group Funding Switzerland AG
4.38% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	$1,920,258
Santander UK plc
3.14% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,793,873
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	1,550,000	1,551,331
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,400,000	1,400,096
JPMorgan Chase & Co.
3.20% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	1,204,061
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,100,000	1,134,072
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	1,070,000	1,071,725
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	1,070,000	1,071,131
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	1,000,000	1,003,878
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	940,000	940,392
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	762,155
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	680,000	684,178
Mitsubishi UFJ Financial Group, Inc.
4.40% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	617,000	631,358
Essex Portfolio, LP
5.20% due 03/15/21	300,000	311,564
American Tower Corp.
2.80% due 06/01/20	250,000	250,570
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,391

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Financial - 12.7% (continued)
Sumitomo Mitsui Banking Corp.
2.94% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	$250,331
Capital One North America
3.21% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	200,000	200,180
Total Financial		59,353,301
Consumer, Non-cyclical - 4.1%
Express Scripts Holding Co.
3.27% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,825,312
General Mills, Inc.
3.14% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,651,219
CVS Health Corp.
3.08% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,600,000	1,603,883
3.17% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,506,614
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	3,000,000	3,019,149
Zimmer Biomet Holdings, Inc.
3.17% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	1,997,867
Mondelez International, Inc.
3.00% due 05/07/20	1,200,000	1,204,857
Bayer US Finance LLC
2.38% due 10/08/19[2]	1,000,000	998,688
Quest Diagnostics, Inc.
2.50% due 03/30/20	740,000	739,068
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	470,000	475,756
BAT Capital Corp.
2.30% due 08/14/20	250,000	249,480
Constellation Brands, Inc.
2.25% due 11/06/20	40,000	39,914
Total Consumer, Non-cyclical		19,311,807
Industrial - 1.8%
Siemens Financieringsmaatschappij N.V.
3.02% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,170,708
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,300,000	1,309,232
Republic Services, Inc.
5.50% due 09/15/19	1,100,000	1,106,135

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Industrial - 1.8% (continued)
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	1,100,000	$1,100,590
Rolls-Royce plc
2.38% due 10/14/20[2]	1,100,000	1,098,291
Harris Corp.
2.70% due 04/27/20	1,030,000	1,031,057
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	650,000	649,735
Molex Electronic Technologies LLC
2.88% due 04/15/20[2]	100,000	100,048
Total Industrial		8,565,796
Energy - 1.2%
Equities Corp.
3.09% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,450,000	2,448,045
Phillips 66
3.12% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,100,037
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	900,000	934,839
ONEOK Partners, LP
3.80% due 03/15/20	910,000	916,273
Marathon Petroleum Corp.
3.40% due 12/15/20	170,000	171,764
Florida Gas Transmission Company LLC
5.45% due 07/15/20[2]	80,000	82,080
Total Energy		5,653,038
Technology - 0.6%
International Business Machines Corp.
2.80% due 05/13/21	1,150,000	1,163,846
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	1,000,000	998,262
Fidelity National Information Services, Inc.
3.63% due 10/15/20	580,000	588,568
Analog Devices, Inc.
2.95% due 01/12/21	160,000	161,455
CA, Inc.
5.38% due 12/01/19	30,000	30,266
Total Technology		2,942,397
Communications - 0.4%
Juniper Networks, Inc.
4.60% due 03/15/21	700,000	724,481
3.30% due 06/15/20	400,000	402,353
Deutsche Telekom International Finance BV
2.23% due 01/17/20[2]	350,000	349,096

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 21.3% (continued)
Communications - 0.4% (continued)
Discovery Communications LLC
3.10% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	300,000	$300,331
Total Communications		1,776,261
Utilities - 0.4%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,100,000	1,098,921
Ameren Corp.
2.70% due 11/15/20	630,000	632,051
Total Utilities		1,730,972
Basic Materials - 0.1%
Newmont Goldcorp Corp.
5.13% due 10/01/19	540,000	543,199
Total Corporate Bonds
(Cost $99,659,226)		99,876,771
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.9%
Residential Mortgage Backed Securities - 12.9%
New Residential Mortgage Loan Trust
2018-4A, 3.15% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	3,520,094	3,517,647
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,947,603	3,017,704
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	3,244,257	3,205,025
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	3,102,892	3,097,243
2006-NC1, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	188,922	187,982
Towd Point Mortgage Trust
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,572,427	2,564,996
2018-2, 3.25% (WAC) due 03/25/58[2,3]	2,167,476	2,203,712
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,511,980	4,553,926

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.9% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,861,047	$3,761,902
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,564,312	3,369,125
CSMC Series
2014-2R, 2.78% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,343,554	1,302,570
2014-7R, 2.58% (WAC) due 10/27/36[2,3]	1,085,123	1,079,262
2014-7R, 2.59% (WAC) due 12/27/37[2,3]	875,064	864,663
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,931,824	2,848,335
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,301,793	2,279,831
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,234,374	1,248,369
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	1,009,858	1,013,957
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,624,655	1,659,150
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	500,000	499,531
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	2,104,138

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.9% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	1,938,916	$1,972,507
Banc of America Funding Trust
2015-R2, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,571,955
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,512,180	1,474,625
Encore Credit Receivables Trust
2005-4, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	1,383,745	1,384,201
Structured Asset Investment Loan Trust
2005-2, 3.14% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	717,968	718,943
2005-1, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	652,015	655,041
Morgan Stanley Home Equity Loan Trust
2006-2, 2.68% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,301,497	1,304,472
Alternative Loan Trust
2007-OA7, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,355,793	1,303,104
HarborView Mortgage Loan Trust
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,128,909	1,107,622
GSAMP Trust
2005-HE6, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	1,051,836	1,054,738

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.9% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Nationstar Home Equity Loan Trust
2007-B, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	967,087	$956,384
FBR Securitization Trust
2005-2, 3.15% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	877,631	879,798
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	613,906	612,035
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	510,838	517,901
LSTAR Securities Investment Trust
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	408,834	409,151
First Frankin Mortgage Loan Trust
2006-FF4, 2.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[3]	108,356	108,041
Accredited Mortgage Loan Trust
2007-1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	54,761	54,596
Total Residential Mortgage Backed Securities		60,464,182
Commercial Mortgage Backed Securities - 2.0%
Citigroup COmmercial Mortgage Trust
2018-C6, 0.96% (WAC) due 11/10/51[3,5]	49,244,289	3,046,237
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	1,850,000	1,948,778
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.81% (WAC) due 06/15/51[3,5]	40,123,858	1,715,456

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.9% (continued)
Commercial Mortgage Backed Securities - 2.0% (continued)
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,650,000	$1,701,571
Americold 2010 LLC
2010-ARTA, 3.85% due 01/14/29[2]	827,276	836,116
Total Commercial Mortgage Backed Securities		9,248,158
Total Collateralized Mortgage Obligations
(Cost $68,909,738)		69,712,340
FOREIGN GOVERNMENT DEBT†† - 10.9%
Government of Japan
due 07/01/19[6]	JPY 1,290,100,000	11,966,422
due 07/29/19[6]	JPY 510,000,000	4,731,101
due 07/08/19[6]	JPY 316,850,000	2,939,019
due 08/13/19[6]	JPY 263,000,000	2,439,903
due 07/22/19[6]	JPY 143,500,000	1,331,150
due 01/20/20[6]	JPY 131,000,000	1,216,528
due 08/19/19[6]	JPY 75,000,000	695,805
0.10% due 03/20/20	JPY 42,000,000	390,400
2.40% due 03/20/20	JPY 17,000,000	160,628
1.30% due 03/20/20	JPY 7,000,000	65,624
Federative Republic of Brazil
due 10/01/19[6]	BRL 46,300,000	11,878,710
due 01/01/20[6]	BRL 8,600,000	2,175,574
State of Israel
5.00% due 01/31/20	ILS 12,880,000	3,708,274
Republic of Portugal
due 01/17/20[6]	EUR 1,940,000	2,211,439
due 07/19/19[6]	EUR 880,000	1,001,129
Kingdom of Spain
due 01/17/20[6]	EUR 1,665,000	1,898,384
Province of Ontario, Canada
due 07/03/19[6]	CAD 780,000	595,615
due 07/24/19[6]	CAD 145,000	110,605
due 07/17/19[6]	CAD 140,000	106,830
due 07/31/19[6]	CAD 130,000	99,124
Province of New Brunswick, Canada
due 07/11/19[6]	CAD 563,000	429,744
Province of Quebec, Canada
due 07/26/19[6]	CAD 520,000	396,608
Province of Newfoundland, Canada
due 07/09/19[6]	CAD 400,000	305,355
due 07/11/19[6]	CAD 200,000	152,662
due 07/18/19[6]	CAD 200,000	152,607
due 07/25/19[6]	CAD 100,000	76,274
Total Foreign Government Debt
(Cost $50,356,379)		51,235,514
U.S. GOVERNMENT SECURITIES†† - 1.9%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[7]	8,909,993	8,890,503
Total U.S. Government Securities
(Cost $8,920,650)		8,890,503

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 0.5%
Financial - 0.3%
iStar, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	1,191,000	$1,188,022
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,187,629	1,056,990
Total Senior Floating Rate Interests
(Cost $2,385,907)		2,245,012
COMMERCIAL PAPER†† - 22.7%
E.I. du Pont de Nemours & Co.
2.56% due 07/09/19[2,8]	4,700,000	4,697,326
2.74% due 08/21/19[2,8]	4,500,000	4,482,774
Anheuser-Busch InBev Worldwide, Inc.
2.48% due 07/10/19[2,8]	4,000,000	3,997,450
2.65% due 07/09/19[2,8]	2,000,000	1,998,822
Cintas Corp. No. 2
2.56% due 07/01/19[2,8]	4,700,000	4,700,000
DowDuPont, Inc.
2.59% due 07/23/19[2,8]	4,700,000	4,692,561
Keurig Dr Pepper, Inc.
2.55% due 08/05/19[2,8]	4,700,000	4,688,348
International Paper Co.
2.56% due 07/24/19[2,8]	4,650,000	4,642,395
National Grid USA
2.65% due 07/03/19[2,8]	4,500,000	4,499,338
PPG Industries Inc.
2.58% due 07/18/19[8]	2,500,000	2,496,954
2.58% due 07/09/19[8]	2,000,000	1,998,853
Marriott International, Inc.
2.61% due 07/15/19[2,8]	3,500,000	3,496,448
2.62% due 07/24/19[2,8]	1,000,000	998,169
Clorox Co.
2.55% due 07/24/19[2,8]	2,500,000	2,495,927
2.53% due 07/17/19[2,8]	2,000,000	1,997,751
Public Service Enterprise Group
2.52% due 07/22/19[2,8]	4,500,000	4,493,385
NextEra Energy Capital Holdings, Inc.
2.60% due 07/22/19[2,8]	4,500,000	4,493,175
TransCanada PipeLine USA Ltd.
2.62% due 07/23/19[2,8]	4,500,000	4,492,795
UDR, Inc.
2.60% due 07/01/19[2,8]	2,000,000	2,000,000
2.57% due 07/12/19[2,8]	2,000,000	1,998,429
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[8]	4,000,000	3,993,248
Ryder System, Inc.
2.55% due 07/25/19[8]	4,000,000	3,993,200
Rogers Communications, Inc.
2.65% due 07/11/19[2,8]	2,000,000	1,998,500
2.71% due 08/06/19[2,8]	2,000,000	1,994,464
AT&T, Inc.
2.71% due 09/27/19[2,8]	4,000,000	3,973,418
Leggett & Platt, Inc.
2.50% due 07/16/19[2,8]	2,000,000	1,997,917
2.63% due 07/02/19[2,8]	1,640,000	1,639,880

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 22.7% (continued)
Nasdaq, Inc.
2.70% due 07/11/19[2,8]	3,500,000	$3,497,375
Spire, Inc.
2.55% due 07/10/19[2,8]	3,000,000	2,998,088
American Electric Power
2.64% due 07/11/19[2,8]	3,000,000	2,997,800
Mondelez International, Inc.
2.54% due 07/15/19[2,8]	2,600,000	2,597,432
Duke Energy Corp.
2.53% due 07/15/19[2,8]	2,000,000	1,998,032
Corning, Inc.
2.53% due 07/24/19[2,8]	2,000,000	1,996,767
Entergy Corp.
2.55% due 08/08/19[2,8]	1,750,000	1,745,197
Total Commercial Paper
(Cost $106,781,130)		106,782,218
REPURCHASE AGREEMENTS††,9 - 3.1%
BNP Paribas
issued 05/01/19 at 2.76%	5,500,000	5,500,000
due 08/01/19
issued 06/13/19 at 2.59%	1,350,000	1,350,000
due 09/16/19

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,9 - 3.1% (continued)
RBC Capital Markets
issued 05/16/19 at 2.68%
due 07/15/19	4,350,000	$4,350,000
Barclays Capital
issued 03/28/19 at 2.65% (1 Month USD LIBOR + 0.25%)
due 08/12/19[3]	1,900,000	1,900,000
Deutsche Bank
issued 05/20/19 at 2.96%
due 08/02/19	1,495,000	1,495,000
Total Repurchase Agreements
(Cost $14,595,000)		14,595,000
Total Investments - 100.4%
(Cost $469,976,526)		$471,368,263
Other Assets & Liabilities, net - (0.4)%		(1,806,980)
Total Net Assets - 100.0%		$469,561,283

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$78,030,000	$(1,748,222)	$(823,354)	$(924,868)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$4,600,000	$(94,053)	$(1,092)	$(92,961)
Goldman Sachs	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	10,600,000	(216,732)	(16,522)	(200,210)
						$(310,785)	$(17,614)	$(293,171)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	$950,000	$(108,372)	$890	$(109,262)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	3,550,000	(295,438)	(15,978)	(279,460)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	5,100,000	(302,847)	(716)	(302,131)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	21,900,000	(683,940)	4,604	(688,544)
								$(1,390,597)	$(11,200)	$(1,379,397)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	6,900,000	BRL	07/01/19	$1,831,161	$1,798,936	$32,225
Citibank N.A., New York	6,800,000	BRL	07/01/19	1,798,252	1,772,865	25,387
JPMorgan Chase Bank, N.A.	21,000	JPY	09/20/19	196	196	—
Goldman Sachs International	249,500	JPY	09/20/19	2,329	2,329	—

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Depreciation
Morgan Stanley Capital Services LLC	100,000	CAD	07/11/19	$76,354	$76,395	$(41)
JPMorgan Chase Bank, N.A.	130,000	CAD	07/31/19	99,316	99,363	(47)
JPMorgan Chase Bank, N.A.	520,000	CAD	07/26/19	397,307	397,403	(96)
Goldman Sachs International	24,249,500	JPY	03/23/20	229,100	229,252	(152)
Barclays Bank plc	1,665,000	EUR	01/17/20	1,922,909	1,923,231	(322)
Morgan Stanley Capital Services LLC	650,000	CAD	07/03/19	496,144	496,472	(328)
JPMorgan Chase Bank, N.A.	42,021,000	JPY	03/23/20	396,852	397,262	(410)
Goldman Sachs International	1,940,000	EUR	01/17/20	2,240,154	2,240,881	(727)
Citibank N.A., New York	11,500,000	JPY	07/22/19	105,589	106,841	(1,252)
BNP Paribas S.A.	100,000	CAD	07/25/19	75,102	76,422	(1,320)
Morgan Stanley Capital Services LLC	10,500,000	JPY	07/01/19	95,781	97,394	(1,613)
BNP Paribas S.A.	145,000	CAD	07/24/19	108,943	110,809	(1,866)
Citibank N.A., New York	130,000	CAD	07/03/19	97,017	99,294	(2,277)
Goldman Sachs International	75,000,000	JPY	08/19/19	695,938	698,258	(2,320)
Bank of America, N.A.	131,000,000	JPY	01/21/20	1,231,377	1,233,782	(2,405)
BNP Paribas S.A.	153,000	CAD	07/11/19	114,343	116,885	(2,542)
Morgan Stanley Capital Services LLC	200,000	CAD	07/18/19	150,260	152,817	(2,557)
Morgan Stanley Capital Services LLC	140,000	CAD	07/17/19	104,224	106,969	(2,745)
Morgan Stanley Capital Services LLC	400,000	CAD	07/09/19	299,710	305,567	(5,857)
Citibank N.A., New York	55,000,000	JPY	07/01/19	502,658	510,157	(7,499)
JPMorgan Chase Bank, N.A.	66,850,000	JPY	07/08/19	612,522	620,372	(7,850)
Barclays Bank plc	5,019,000	ILS	01/31/20	1,420,002	1,428,793	(8,791)
Goldman Sachs International	510,000	CAD	07/11/19	379,849	389,616	(9,767)
Goldman Sachs International	880,000	EUR	07/19/19	986,703	1,002,374	(15,671)
Bank of America, N.A.	132,000,000	JPY	07/22/19	1,208,704	1,226,346	(17,642)
Barclays Bank plc	510,000,000	JPY	07/29/19	4,714,278	4,740,821	(26,543)
Goldman Sachs International	250,000,000	JPY	07/08/19	2,290,702	2,320,013	(29,311)
Goldman Sachs International	263,000,000	JPY	08/13/19	2,414,394	2,447,493	(33,099)
JPMorgan Chase Bank, N.A.	284,400,000	JPY	07/01/19	2,603,488	2,637,974	(34,486)
JPMorgan Chase Bank, N.A.	19,600,000	BRL	10/01/19	4,996,846	5,067,955	(71,109)
Goldman Sachs International	8,505,000	ILS	01/31/20	2,345,619	2,421,177	(75,558)
Citibank N.A., New York	18,300,000	BRL	10/01/19	4,651,650	4,731,815	(80,165)
Goldman Sachs International	8,400,000	BRL	10/01/19	2,083,877	2,171,981	(88,104)
Citibank N.A., New York	8,600,000	BRL	01/02/20	2,097,178	2,205,637	(108,459)
Goldman Sachs International	940,200,000	JPY	07/01/19	8,531,223	8,720,898	(189,675)
						$(774,994)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	6,850,000	BRL	07/01/19	$(1,666,667)	$1,785,901	$119,234
Citibank N.A., New York	6,850,000	BRL	07/01/19	(1,690,453)	1,785,900	95,447
						$214,681

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $260,149,787 (cost $260,043,196), or 55.4% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up bond, with a 4.00% coupon rate until July 25, 2021. Future rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
5	Security is an interest-only strip.
6	Zero coupon rate security.
7	Face amount of security is adjusted for inflation.
8	Rate indicated is the effective yield at the time of purchase.
9	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
EUR	Euro
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,481,391	$—	$—	$1,481,391
Asset-Backed Securities	—	116,549,514	—	116,549,514
Corporate Bonds	—	99,876,771	—	99,876,771
Collateralized Mortgage Obligations	—	69,712,340	—	69,712,340
Foreign Government Debt	—	51,235,514	—	51,235,514
U.S. Government Securities	—	8,890,503	—	8,890,503
Senior Floating Rate Interests	—	2,245,012	—	2,245,012
Commercial Paper	—	106,782,218	—	106,782,218
Repurchase Agreements	—	14,595,000	—	14,595,000
Forward Foreign Currency Exchange Contracts**	—	272,293	—	272,293
Total Assets	$1,481,391	$470,159,165	$—	$471,640,556

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,218,039	$—	$1,218,039
Forward Foreign Currency Exchange Contracts**	—	832,606	—	832,606
Interest Rate Swap Agreements**	—	1,379,397	—	1,379,397
Total Liabilities	$—	$3,430,042	$—	$3,430,042

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.59% - 2.76%			2.60%
08/01/19 - 09/16/19	$6,850,000	$6,897,854	05/25/47	$23,025,202	$24,920,176

			Countrywide Asset-Backed Certificates
			2.64%
			03/25/36	25,714,000	23,006,316
				$48,739,202	$47,926,492

RBC Capital Markets			Hanesbrands Inc.
2.68%			4.63%
07/15/19	4,350,000	4,369,430	05/15/24	$4,728,000	$4,908,610

Deutsche Bank			CGGS Commercial Mortgage Trust
2.96%			5.54%
08/02/19	1,495,000	1,504,083	02/15/37	$2,128,000	$2,133,320

Barclays			Goldman Sachs Group Inc.
2.65% (1 Month USD LIBOR + 0.25%)			5.00%
08/12/19*	1,900,000	1,900,000	Perpetual Maturity	$2,040,000	$1,958,400

* Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Prime Cash Management - Institutional Shares 2.10%[1]	4,309,003	$4,309,003
Total Money Market Fund
(Cost $4,309,003)		4,309,003

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.0%
Collateralized Loan Obligations - 21.2%
Garrison BSL CLO Ltd.
2018-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,975,402
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	2,097,373
Telos CLO Ltd.
2017-6A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	4,742,506	4,743,219
Denali Capital CLO XI Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,249,574
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,200,000	4,193,242
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	4,200,000	4,191,226
Flagship CLO VIII Ltd.
2018-8A, 4.40% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,115,276
Cent CLO 24 Ltd.
2018-24A, 4.25% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,000,000	3,983,982
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	3,408,965	3,404,148
Shackleton VIII CLO Ltd.
2017-8A, 3.51% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,200,000	3,192,076

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.0% (continued)
Collateralized Loan Obligations - 21.2% (continued)
MidOcean Credit CLO IV
2018-4A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	3,000,000	$2,987,180
Mountain Hawk II CLO Ltd.
2018-2A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,500,000	2,500,531
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,462,383
Marathon CLO V Ltd.
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,653,236	1,646,970
2017-5A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	680,157
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,250,000	2,245,476
Octagon Investment Partners XIX Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	2,199,492	2,201,123
Figueroa CLO Ltd.
2018-2A, 3.89% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/20/27[2,3]	2,100,000	2,083,817
Flatiron CLO Ltd.
2017-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[2,3]	2,000,000	1,999,965
Oaktree CLO Ltd.
2017-1A, 3.46% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,998,643
Midocean Credit CLO V
2018-5A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,000,000	1,978,543

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.0% (continued)
Collateralized Loan Obligations - 21.2% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	$1,965,051
ACIS CLO Ltd.
2015-6A, 4.17% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	1,000,285
2014-3A, 4.09% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	873,082	873,953
Crown Point CLO III Ltd.
2017-3A, 3.51% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,000,000	997,157
2017-3A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	840,236
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,729,653	1,724,132
Steele Creek CLO Ltd.
2018-1RA, 3.24% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	1,520,000	1,517,723
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[2,3]	1,500,000	1,500,000
Avery Point V CLO Ltd.
2017-5A, 3.57% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,479,206	1,479,904
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,442,000	1,435,673
Golub Capital BDC CLO LLC
2018-1A, 3.98% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,378,724

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.0% (continued)
Collateralized Loan Obligations - 21.2% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	$981,885
Jackson Mill CLO Ltd.
2018-1A, 4.45% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	980,542
AIMCO CLO Series
2018-AA, 3.14% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	843,750	842,528
Monroe Capital CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	744,120	742,344
Cent CLO Ltd.
2013-19A, 3.91% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	737,811	738,782
Seneca Park CLO Limited
2017-1A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	656,496	657,188
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	645,697	641,442
Dryden XXV Senior Loan Fund
2017-25A, 3.95% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	473,214
Total Collateralized Loan Obligations		80,701,069
Financial - 3.0%
Station Place Securitization Trust
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	3,000,000	2,999,997
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[2,3]	1,900,000	1,900,000
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[2,3]	1,000,000	1,000,000

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.0% (continued)
Financial - 3.0% (continued)
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	1,000,000	$999,999
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	700,000	700,000
Barclays Bank plc
GMtN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[3]	2,100,000	2,100,826
GMTn, 3.04% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	1,700,000	1,695,077
Total Financial		11,395,899
Transport-Aircraft - 1.0%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,190,322	2,208,472
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,749,875	1,788,039
Total Transport-Aircraft		3,996,511
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,550,000	2,552,771
2016-3A, 2.27% due 07/25/20[2]	500,000	499,800
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	750,000	750,675
Total Automotive		3,803,246
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,185,366
Palmer Square Loan Funding Ltd.
2019-3A, 3.17% due 08/20/27[3]	1,000,000	1,000,000
Total Collateralized Debt Obligations		3,185,366
Total Asset-Backed Securities
(Cost $103,513,299)		103,082,091

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6%
Residential Mortgage Backed Securities - 15.6%
New Residential Mortgage Loan Trust
2018-4A, 3.15% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	3,128,972	$3,126,798
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,482,192	2,541,225
2017-5A, 3.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	1,011,760	1,028,767
Towd Point Mortgage Trust
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,164,105	2,157,854
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,802,653	1,832,790
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,624,825	1,637,304
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,676,876	2,644,505
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,978,094	1,974,492
2006-NC1, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	107,955	107,418
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	4,187,162	4,080,958
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,857,016	3,892,873
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,575,862	2,509,719
2006-1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	1,056,563	1,056,406
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,008,322	2,843,581

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
CSMC Series
2014-2R, 2.78% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	975,160	$945,414
2014-7R, 2.58% (WAC) due 10/27/36[2,3]	930,106	925,082
2014-7R, 2.59% (WAC) due 12/27/37[2,3]	812,559	802,901
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,388,894	2,320,865
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,624,655	1,659,149
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	500,000	499,531
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.89% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	2,002,923
Nationstar Home Equity Loan Trust
2007-B, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,963,931	1,942,195
HarborView Mortgage Loan Trust
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,862,699	1,827,577
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	1,803,547
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	1,551,133	1,578,006

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,397,517	$1,384,183
Banc of America Funding Trust
2015-R2, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,326,337
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	774,767	783,550
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	532,408	534,569
Morgan Stanley Home Equity Loan Trust
2006-2, 2.68% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,093,257	1,095,756
Alternative Loan Trust
2007-OA7, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,129,828	1,085,920
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.35% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	1,002,573
FBR Securitization Trust
2005-2, 3.15% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	877,631	879,798
Structured Asset Investment Loan Trust
2005-2, 3.14% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	418,815	419,384
2005-1, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	369,475	371,190

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
GSAMP Trust
2005-HE6, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	756,007	$758,093
Encore Credit Receivables Trust
2005-4, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	707,963	708,196
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	613,906	612,035
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	425,944	431,833
LSTAR Securities Investment Trust
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	327,067	327,321
Accredited Mortgage Loan Trust
2007-1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	43,431	43,301
Aames Mortgage Investment Trust
2006-1, 2.72% (1 Month USD LIBOR + 0.32%, Rate Cap/Floor: 14.00%/0.16%) due 04/25/36[3]	15,067	15,044
Total Residential Mortgage Backed Securities		59,520,963
Commercial Mortgage Backed Securities - 3.0%
Morgan Stanley Capital I Trust
2018-H3, 1.00% (WAC) due 07/15/51[3,5]	55,747,783	3,258,854
Citigroup COmmercial Mortgage Trust
2018-C6, 0.96% (WAC) due 11/10/51[3,5]	43,556,499	2,694,392
Aventura Mall Trust
2013-AVM, 3.87% (WAC) due 12/05/32[2,3]	2,016,710	2,045,744

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.6% (continued)
Commercial Mortgage Backed Securities - 3.0% (continued)
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,450,000	$1,495,320
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.81% (WAC) due 06/15/51[3,5]	33,461,408	1,430,609
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	550,000	579,367
Total Commercial Mortgage Backed Securities		11,504,286
Total Collateralized Mortgage Obligations
(Cost $70,227,442)		71,025,249
CORPORATE BONDS†† - 17.5%
Financial - 9.2%
Goldman Sachs Group, Inc.
3.61% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,463,911
4.29% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,278,103
3.04% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	300,000	300,534
Wells Fargo & Co.
3.47% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	2,766,134
Capital One Financial Corp.
3.03% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,551,494
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,054,384
Mizuho Financial Group, Inc.
3.59% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,582,358
Sumitomo Mitsui Financial Group, Inc.
4.13% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,377,799
3.73% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,014,125
Australia & New Zealand Banking Group Ltd.
3.51% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,379,652

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Financial - 9.2% (continued)
UBS Group Funding Switzerland AG
4.38% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	$2,304,309
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,047,656
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	940,000	943,645
3.00% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,788
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,150,000	1,150,079
Morgan Stanley
3.10% (3 Month USD LIBOR + 0.55%) due 02/10/21[3]	1,125,000	1,126,378
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	950,000	951,017
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	950,000	951,004
Credit Agricole Corporate & Investment Bank S.A.
2.98% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	950,000	949,995
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	940,000	941,516
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	913,235
Synchrony Financial
3.81% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	900,000	903,588
Bank of America Corp.
3.25% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	902,862
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	900,000	900,375

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Financial - 9.2% (continued)
Mitsubishi UFJ Financial Group, Inc.
4.40% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	823,000	$842,152
Sumitomo Mitsui Banking Corp.
2.94% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	700,000	700,928
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	600,000	603,686
American International Group, Inc.
6.40% due 12/15/20	550,000	580,660
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	400,000	400,344
Santander UK plc
2.88% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	400,000	399,536
Essex Portfolio, LP
5.20% due 03/15/21	250,000	259,636
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,391
Nomura Holdings, Inc.
6.70% due 03/04/20	70,000	71,969
Total Financial		35,114,243
Consumer, Non-cyclical - 4.3%
Express Scripts Holding Co.
3.27% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,145,256
General Mills, Inc.
3.14% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	3,001,002
Zimmer Biomet Holdings, Inc.
3.17% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,648,240
2.70% due 04/01/20	925,000	926,152
CVS Health Corp.
3.08% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,300,000	1,303,154
3.17% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,205,291
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	1,706,000	1,716,890
Mondelez International, Inc.
3.00% due 05/07/20	1,050,000	1,054,250

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Consumer, Non-cyclical - 4.3% (continued)
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	900,000	$911,022
Molson Coors Brewing Co.
2.25% due 03/15/20	900,000	897,776
BAT Capital Corp.
2.30% due 08/14/20	225,000	224,532
Quest Diagnostics, Inc.
2.50% due 03/30/20	110,000	109,862
Biogen, Inc.
2.90% due 09/15/20	90,000	90,452
Total Consumer, Non-cyclical		16,233,879
Energy - 1.3%
Phillips 66
3.12% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,850,062
Equities Corp.
3.09% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	1,600,000	1,598,724
Energy Transfer Operating, LP
7.50% due 10/15/20	800,000	848,568
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	750,000	779,032
Total Energy		5,076,386
Industrial - 0.9%
Siemens Financieringsmaatschappij N.V.
3.02% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,909,418
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,100,000	1,107,812
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	550,000	549,776
GATX Corp.
2.60% due 03/30/20	60,000	59,946
Total Industrial		3,626,952
Communications - 0.9%
Discovery Communications LLC
3.10% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	1,500,000	1,501,655
Juniper Networks, Inc.
4.60% due 03/15/21	750,000	776,230
3.30% due 06/15/20	150,000	150,882
Telefonica Emisiones S.A.
5.13% due 04/27/20	900,000	918,394
Total Communications		3,347,161
Technology - 0.6%
International Business Machines Corp.
2.80% due 05/13/21	950,000	961,438

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Technology - 0.6% (continued)
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	900,000	$898,436
CA, Inc.
5.38% due 12/01/19	370,000	373,284
Fiserv, Inc.
2.70% due 06/01/20	70,000	70,141
Total Technology		2,303,299
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	940,000	939,078
Southern Co.
3.29% (3 Month USD LIBOR + 0.70%) due 09/30/20[2,3]	200,000	200,079
Total Utilities		1,139,157
Total Corporate Bonds
(Cost $66,685,163)		66,841,077
FOREIGN GOVERNMENT DEBT†† - 11.1%
Government of Japan
due 07/01/19[6]	JPY 1,113,600,000	10,329,283
due 07/29/19[6]	JPY 426,000,000	3,951,861
due 07/08/19[6]	JPY 247,100,000	2,292,036
due 08/13/19[6]	JPY 219,100,000	2,032,634
due 07/22/19[6]	JPY 121,200,000	1,124,289
due 01/20/20[6]	JPY 87,000,000	807,923
due 08/19/19[6]	JPY 54,000,000	500,979
0.10% due 03/20/20	JPY 34,000,000	316,038
2.40% due 03/20/20	JPY 14,000,000	132,282
1.30% due 03/20/20	JPY 6,000,000	56,249
Federative Republic of Brazil
due 10/01/19[6]	BRL 39,250,000	10,069,964
due 01/01/20[6]	BRL 6,200,000	1,568,437
State of Israel
5.00% due 01/31/20	ILS 10,800,000	3,109,422
Republic of Portugal
due 01/17/20[6]	EUR 1,580,000	1,801,069
due 07/19/19[6]	EUR 700,000	796,353
Kingdom of Spain
due 01/17/20[6]	EUR 1,402,000	1,598,519
Province of Ontario, Canada
due 07/03/19[6]	CAD 520,000	397,077
due 07/24/19[6]	CAD 145,000	110,605
due 07/17/19[6]	CAD 140,000	106,830
Province of Newfoundland, Canada
due 07/09/19[6]	CAD 400,000	305,355
due 07/18/19[6]	CAD 200,000	152,607
due 07/11/19[6]	CAD 100,000	76,331
due 07/25/19[6]	CAD 100,000	76,274
Province of Quebec, Canada
due 07/26/19[6]	CAD 390,000	297,456

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 11.1% (continued)
Province of New Brunswick, Canada
due 07/11/19[6]	CAD 270,000	$206,094
Total Foreign Government Debt
(Cost $41,497,736)		42,215,967
U.S. GOVERNMENT SECURITIES†† - 2.0%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[7]	7,602,028	7,585,399
Total U.S. Government Securities
(Cost $7,611,107)		7,585,399
SENIOR FLOATING RATE INTERESTS††,3 - 1.0%
Communications - 0.3%
Sprint Communications, Inc.
4.94% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	1,124,125	1,105,858
Industrial - 0.3%
Fly Leasing Ltd.
4.56% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	1,100,556	1,095,053
Consumer, Cyclical - 0.3%
At Home Holding III Corp.
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,039,175	924,866
Technology - 0.1%
First Data Corp.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	540,123	539,453
Total Senior Floating Rate Interests
(Cost $3,803,672)		3,665,230
COMMERCIAL PAPER†† - 18.8%
E.I. du Pont de Nemours & Co.
2.56% due 07/09/19[2,8]	3,800,000	3,797,838
2.74% due 08/21/19[2,8]	3,800,000	3,785,454
Ryder System, Inc.
2.55% due 07/25/19[8]	2,250,000	2,246,175
2.41% due 07/08/19[8]	2,000,000	1,998,981
Clorox Co.
2.55% due 07/24/19[2,8]	2,500,000	2,495,927
2.53% due 07/17/19[2,8]	1,300,000	1,298,538
DowDuPont, Inc.
2.59% due 07/23/19[2,8]	3,800,000	3,793,985
Keurig Dr Pepper, Inc.
2.55% due 08/05/19[2,8]	3,800,000	3,790,579
Marriott International, Inc.
2.66% due 07/24/19[2,8]	2,750,000	2,744,966
2.61% due 07/15/19[2,8]	1,000,000	998,985
Cintas Corp. No. 2
2.56% due 07/01/19[2,8]	2,500,000	2,500,000
2.56% due 07/05/19[2,8]	1,000,000	999,716

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 18.8% (continued)
National Grid USA
2.65% due 07/03/19[2,8]	3,500,000	$3,499,485
UDR, Inc.
2.60% due 07/01/19[2,8]	2,000,000	2,000,000
2.57% due 07/12/19[2,8]	1,500,000	1,498,822
NextEra Energy Capital Holdings, Inc.
2.63% due 07/16/19[2,8]	2,000,000	1,997,808
2.60% due 07/22/19[2,8]	1,500,000	1,497,725
TransCanada PipeLine USA Ltd.
2.62% due 07/23/19[2,8]	3,500,000	3,494,396
Ameren Corp.
2.57% due 07/01/19[8]	3,000,000	3,000,000
Marsh & McLennan Cos., Inc.
2.53% due 07/11/19[2,8]	3,000,000	2,997,892
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[8]	3,000,000	2,994,936
Rogers Communications, Inc.
2.71% due 08/06/19[2,8]	2,000,000	1,994,464
2.65% due 07/11/19[2,8]	1,000,000	999,250
AT&T, Inc.
2.71% due 09/27/19[2,8]	3,000,000	2,980,064
Spire, Inc.
2.55% due 07/10/19[2,8]	2,500,000	2,498,406
Anheuser-Busch InBev Worldwide, Inc.
2.65% due 07/09/19[2,8]	2,000,000	1,998,822
American Electric Power
2.64% due 07/11/19[2,8]	2,000,000	1,998,533
Leggett & Platt, Inc.
2.50% due 07/16/19[2,8]	2,000,000	1,997,917
Mondelez International, Inc.
2.54% due 07/15/19[2,8]	1,900,000	1,898,123
Duke Energy Corp.
2.53% due 07/15/19[2,8]	1,750,000	1,748,278
Total Commercial Paper
(Cost $71,545,414)		71,546,065
REPURCHASE AGREEMENTS††,9 - 3.2%
BNP Paribas
issued 05/01/19 at 2.76%	4,600,000	4,600,000
due 08/01/19
issued 06/13/19 at 2.59%	1,100,000	1,100,000
due 09/16/19
RBC Capital Markets
issued 05/16/19 at 2.68%	3,750,000	3,750,000
due 07/15/19
Barclays Capital
issued 03/28/19 at 2.65% (1 Month USD LIBOR + 0.25%)	1,600,000	1,600,000
due 08/12/19[3]
Deutsche Bank
issued 05/20/19 at 2.96%	1,261,000	1,261,000
due 08/02/19
Total Repurchase Agreements
(Cost $12,311,000)		12,311,000
Total Investments - 100.3%
(Cost $381,503,836)		$382,581,081
Other Assets & Liabilities, net - (0.3)%		(1,296,962)
Total Net Assets - 100.0%		$381,284,119

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$69,000,000	$(1,545,909)	$(728,023)	$(817,886)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$4,070,000	$ (83,217)	$ (959)	$ (82,258)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	9,370,000	(191,583)	(14,589)	(176,994)
						$ (274,800)	$ (15,548)	$ (259,252)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	$ 800,000	$ (91,261)	$ 793	$ (92,054)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	6,450,000	(383,012)	(914)	(382,098)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	5,000,000	(416,110)	(14,076)	(402,034)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	22,800,000	(712,047)	3,597	(715,644)
								$(1,602,430)	$(10,600)	$(1,591,830)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	5,300,000	BRL	07/01/19	$1,406,545	$1,381,792	$24,753
Citibank N.A., New York	5,200,000	BRL	07/01/19	1,375,134	1,355,720	19,414
JPMorgan Chase Bank, N.A.	17,000	JPY	09/20/19	159	159	—
Goldman Sachs International	207,000	JPY	09/20/19	1,932	1,932	—
JPMorgan Chase Bank, N.A.	390,000	CAD	07/26/19	297,981	298,053	(72)
Goldman Sachs International	20,207,000	JPY	03/23/20	190,908	191,035	(127)
Morgan Stanley Capital Services LLC	390,000	CAD	07/03/19	297,688	297,883	(195)
Barclays Bank plc	1,402,000	EUR	01/17/20	1,619,170	1,619,441	(271)
JPMorgan Chase Bank, N.A.	34,017,000	JPY	03/23/20	321,261	321,593	(332)
Goldman Sachs International	1,580,000	EUR	01/17/20	1,824,456	1,825,048	(592)
Citibank N.A., New York	11,500,000	JPY	07/22/19	105,589	106,841	(1,252)
BNP Paribas S.A.	100,000	CAD	07/25/19	75,102	76,422	(1,320)
Bank of America, N.A.	87,000,000	JPY	01/21/20	817,784	819,382	(1,598)
Morgan Stanley Capital Services LLC	10,500,000	JPY	07/01/19	95,780	97,393	(1,613)
Goldman Sachs International	54,000,000	JPY	08/19/19	501,076	502,746	(1,670)
BNP Paribas S.A.	145,000	CAD	07/24/19	108,942	110,809	(1,867)
Citibank N.A., New York	130,000	CAD	07/03/19	97,017	99,294	(2,277)
Morgan Stanley Capital Services LLC	200,000	CAD	07/18/19	150,260	152,817	(2,557)
Morgan Stanley Capital Services LLC	140,000	CAD	07/17/19	104,224	106,969	(2,745)
JPMorgan Chase Bank, N.A.	40,100,000	JPY	07/08/19	367,421	372,130	(4,709)
Morgan Stanley Capital Services LLC	400,000	CAD	07/09/19	299,710	305,567	(5,857)
Barclays Bank plc	3,885,000	ILS	01/31/20	1,099,166	1,105,970	(6,804)
Goldman Sachs International	370,000	CAD	07/11/19	275,631	282,663	(7,032)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Citibank N.A., New York	66,000,000	JPY	07/01/19	603,189	612,188	(8,999)
Goldman Sachs International	700,000	EUR	07/19/19	784,877	797,343	(12,466)
Bank of America, N.A.	109,700,000	JPY	07/22/19	1,004,507	1,019,168	(14,661)
Barclays Bank plc	426,000,000	JPY	07/29/19	3,937,809	3,959,980	(22,171)
Goldman Sachs International	207,000,000	JPY	07/08/19	1,896,674	1,920,971	(24,297)
Goldman Sachs International	219,100,000	JPY	08/13/19	2,011,383	2,038,957	(27,574)
JPMorgan Chase Bank, N.A.	229,700,000	JPY	07/01/19	2,102,762	2,130,600	(27,838)
JPMorgan Chase Bank, N.A.	16,400,000	BRL	10/01/19	4,179,067	4,240,534	(61,467)
Citibank N.A., New York	14,450,000	BRL	10/01/19	3,673,565	3,736,324	(62,759)
Goldman Sachs International	7,455,000	ILS	01/31/20	2,056,023	2,122,266	(66,243)
Goldman Sachs International	8,400,000	BRL	10/01/19	2,099,161	2,171,980	(72,819)
Citibank N.A., New York	6,200,000	BRL	01/02/20	1,511,932	1,590,111	(78,179)
Goldman Sachs International	807,400,000	JPY	07/01/19	7,325,161	7,489,101	(163,940)
						$(642,136)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	5,250,000	BRL	07/01/19	$(1,277,372)	$1,368,756	$91,384
Citibank N.A., New York	5,250,000	BRL	07/01/19	(1,295,603)	1,368,756	73,153
						$164,537

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $199,459,550 (cost $199,518,685), or 52.3% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up bond, with a 4.00% coupon rate until July 25, 2021. Future rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
5	Security is an interest-only strip.
6	Zero coupon rate security.
7	Face amount of security is adjusted for inflation.
8	Rate indicated is the effective yield at the time of purchase.
9	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
EUR	Euro
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$4,309,003	$—	$—	$4,309,003
Asset-Backed Securities	—	103,082,091	—	103,082,091
Collateralized Mortgage Obligations	—	71,025,249	—	71,025,249
Corporate Bonds	—	66,841,077	—	66,841,077
Foreign Government Debt	—	42,215,967	—	42,215,967
U.S. Government Securities	—	7,585,399	—	7,585,399
Senior Floating Rate Interests	—	3,665,230	—	3,665,230
Commercial Paper	—	71,546,065	—	71,546,065
Repurchase Agreements	—	12,311,000	—	12,311,000
Forward Foreign Currency Exchange Contracts**	—	208,704	—	208,704
Total Assets	$4,309,003	$378,480,782	$—	$382,789,785

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,077,138	$—	$1,077,138
Forward Foreign Currency Exchange Contracts**	—	686,303	—	686,303
Interest Rate Swap Agreements**	—	1,591,830	—	1,591,830
Total Liabilities	$—	$3,355,271	$—	$3,355,271
** This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.59% - 2.76%			2.60%
08/01/19 - 09/16/19	$5,700,000	$5,739,826	05/25/47	$ 19,257,441	$ 20,842,328

			Countrywide Asset-Backed Certificates
			2.64%
			03/25/36	20,952,000	18,745,754
				$40,209,441	$ 39,588,082

RBC Capital Markets			HCA, Inc.
2.68%			5.50%
07/15/19	3,750,000	3,766,750	06/15/47	$ 3,731,000	$ 3,986,200

Barclays			AGFC Capital Trust I
2.65% (1 Month USD LIBOR + 0.25%)			4.09%
08/12/19*	1,600,000	1,600,000	01/15/67	$ 3,037,000	$ 1,670,350

			Goldman Sachs Group Inc.
			5.00%
			Perpetual Maturity	153,000	146,880
				$ 3,190,000	$ 1,817,230

Deutsche Bank			CGGS Commercial Mortgage Trust
2.96%			5.54%
08/02/19	1,261,000	1,268,661	02/15/37	$ 1,795,000	$ 1,799,488

* Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Prime Cash Management –	1,554,714	$1,554,714
Institutional Shares 2.10%[1]
Total Money Market Fund
(Cost $1,554,714)		1,554,714

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 27.5%
Collateralized Loan Obligations - 22.1%
Telos CLO Ltd.
2017-6A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	2,667,659	2,668,061
Garrison BSL CLO Ltd.
2018-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	991,801
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	898,874
Flagship CLO VIII Ltd.
2018-8A, 4.40% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,763,690
Denali Capital CLO XI Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,749,824
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,750,000	1,747,184
KVK CLO Ltd.
2017-1A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,727,165
Seneca Park CLO Limited
2017-1A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,706,890	1,708,689
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	1,700,000	1,696,449
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,681,607	1,676,239

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.5% (continued)
Collateralized Loan Obligations - 22.1% (continued)
Cent CLO 24 Ltd.
2018-24A, 4.25% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	1,500,000	$1,493,993
Octagon Investment Partners XIX Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	1,263,538	1,264,475
Crown Point CLO III Ltd.
2017-3A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,087,365
ACIS CLO Ltd.
2015-6A, 4.17% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	1,000,285
Mountain Hawk II CLO Ltd.
2018-2A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,000,000	1,000,213
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[2,3]	1,000,000	1,000,000
Palmer Square Loan Funding Ltd.
2019-3A, due 08/20/27[3]	1,000,000	1,000,000
MidOcean Credit CLO IV
2018-4A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	995,727
MidOcean Credit CLO V
2018-5A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	1,000,000	989,271
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	984,953
Golub Capital BDC CLO LLC
2018-1A, 3.98% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	984,803

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.5% (continued)
Collateralized Loan Obligations - 22.1% (continued)
AIMCO CLO Series
2018-AA, 3.14% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	937,500	$936,142
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	900,000	898,190
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	835,147
Cent CLO Ltd.
2013-19A, 3.91% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	670,737	671,620
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	659,800	658,867
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	496,690	493,417
Marathon CLO V Ltd.
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	486,246	484,403
Dryden XXV Senior Loan Fund
2017-25A, 3.95% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	151,187
Total Collateralized Loan Obligations		33,558,034
Financial - 3.0%
Station Place Securitization Trust
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	1,300,000	1,299,999
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[2,3]	750,000	750,000
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[2,3]	700,000	700,000

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 27.5% (continued)
Financial - 3.0% (continued)
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	250,000	$250,000
Barclays Bank plc
GMTN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[3]	850,000	850,335
GMTN, 3.04% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	650,000	648,117
Total Financial		4,498,451
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	1,050,000	1,051,141
2016-3A, 2.27% due 07/25/20[2]	200,000	199,920
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	250,000	250,225
Total Automotive		1,501,286
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,214,092
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	876,129	883,389
Total Asset-Backed Securities
(Cost $41,847,269)		41,655,252
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1%
Residential Mortgage Backed Securities - 17.0%
CSMC Series
2014-7R, 2.58% (WAC) due 10/27/36[2,3]	899,102	894,246
2014-7R, 2.59% (WAC) due 12/27/37[2,3]	812,559	802,901
2014-2R, 2.78% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	823,468	798,350
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	2,432,055	2,369,824

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.0% (continued)
New Residential Mortgage Loan Trust
2018-4A, 3.15% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	1,173,365	$1,172,549
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,008,390	1,032,373
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	1,120,214	1,106,668
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	969,654	967,888
2006-NC1, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	107,955	107,418
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,175,340	1,145,160
2006-1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	722,911	722,804
Towd Point Mortgage Trust
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	898,308	895,713
2018-2, 3.25% (WAC) due 03/25/58[2,3]	751,105	763,662
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,528,251	1,542,459
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,238,821	1,170,981
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	1,001,970

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.0% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.89% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	$1,001,461
HarborView Mortgage Loan Trust
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	931,350	913,788
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	933,840	907,247
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	904,276	895,648
FBR Securitization Trust
2005-2, 3.15% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	877,631	879,798
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	775,567	789,003
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	590,924	597,623
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	171,745	172,442
Structured Asset Investment Loan Trust
2005-2, 3.14% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	418,815	419,384
2005-1, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	347,741	349,355

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.0% (continued)
GSAMP Trust
2005-HE6, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	723,138	$725,132
Encore Credit Receivables Trust
2005-4, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	707,963	708,196
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	500,000	499,531
LSTAR Securities Investment Trust
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	272,556	272,767
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	170,525	172,883
Accredited Mortgage Loan Trust
2007-1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	22,660	22,592
Total Residential Mortgage Backed Securities		25,821,816
Commercial Mortgage Backed Securities - 2.1%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.28% (WAC) due 02/15/50[3,5]	23,951,838	1,560,074
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	600,000	618,753
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	500,000	526,697
Aventura Mall Trust
2013-AVM, 3.87% (WAC) due 12/05/32[2,3]	450,000	456,479
Total Commercial Mortgage Backed Securities		3,162,003
Total Collateralized Mortgage Obligations
(Cost $28,722,803)		28,983,819

	Face
	Amount~	Value
CORPORATE BONDS†† - 19.1%
Financial - 9.4%
UBS AG
3.00% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	$1,103,467
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	370,000	371,435
Bank of America Corp.
3.25% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,299,119
Capital One Financial Corp.
3.03% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,061,022
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	150,626
Goldman Sachs Group, Inc.
4.29% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	817,986
3.61% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	302,878
Sumitomo Mitsui Financial Group, Inc.
3.73% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,115,538
Australia & New Zealand Banking Group Ltd.
3.51% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,113,880
Wells Fargo & Co.
3.47% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,106,454
Mizuho Financial Group, Inc.
3.59% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	658,248
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	550,000	550,472
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	500,000	500,034
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	380,000	380,613
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	380,000	380,407
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	380,000	380,402
Credit Agricole Corporate & Investment Bank S.A.
2.98% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	375,000	374,998
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	330,000	330,137

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 19.1% (continued)
Financial - 9.4% (continued)
Morgan Stanley
5.50% due 07/24/20	300,000	$309,671
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	300,000	304,412
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	300,000	301,843
Mitsubishi UFJ Financial Group, Inc.
4.40% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	252,748
Sumitomo Mitsui Banking Corp.
2.94% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	250,331
American International Group, Inc.
6.40% due 12/15/20	220,000	232,264
Citigroup, Inc.
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	203,241
Santander UK plc
2.88% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	200,000	199,768
Essex Portfolio, LP
5.20% due 03/15/21	100,000	103,855
AXIS Specialty Finance LLC
5.88% due 06/01/20	40,000	41,239
Nomura Holdings, Inc.
6.70% due 03/04/20	30,000	30,844
Total Financial		14,227,932
Consumer, Non-cyclical - 4.8%
Cigna Corp.
3.06% (3 Month USD LIBOR + 0.65%) due 09/17/21[2,3]	1,300,000	1,300,548
General Mills, Inc.
3.14% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,250,417
CVS Health Corp.
3.08% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	550,000	551,335
3.17% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	502,205
Zimmer Biomet Holdings, Inc.
3.17% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	699,253
2.70% due 04/01/20	300,000	300,374
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	750,000	754,787
Mondelez International, Inc.
3.00% due 05/07/20	420,000	421,700
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	350,000	354,286
Conagra Brands, Inc.
3.34% (3 Month USD LIBOR + 0.75%) due 10/22/20[3]	300,000	300,048

	Face
	Amount~	Value
CORPORATE BONDS†† - 19.1% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Molson Coors Brewing Co.
2.25% due 03/15/20	300,000	$299,259
Reynolds American, Inc.
6.88% due 05/01/20	165,000	170,762
BAT Capital Corp.
2.30% due 08/14/20	135,000	134,719
Anthem, Inc.
4.35% due 08/15/20	110,000	112,365
Zoetis, Inc.
3.45% due 11/13/20	70,000	70,888
Biogen, Inc.
2.90% due 09/15/20	50,000	50,251
Quest Diagnostics, Inc.
2.50% due 03/30/20	40,000	39,950
Total Consumer, Non-cyclical		7,313,147
Industrial - 1.8%
Siemens Financieringsmaatschappij N.V.
3.02% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	763,767
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	453,196
Republic Services, Inc.
5.50% due 09/15/19	350,000	351,952
Harris Corp.
2.70% due 04/27/20	300,000	300,308
Rolls-Royce plc
2.38% due 10/14/20[2]	300,000	299,534
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	200,000	199,918
Ryder System, Inc.
2.50% due 05/11/20	180,000	179,939
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.05% due 01/09/20[2]	110,000	110,133
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	50,000	50,027
GATX Corp.
2.60% due 03/30/20	25,000	24,977
Total Industrial		2,733,751
Energy - 1.6%
Phillips 66
3.12% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	800,027
Equities Corp.
3.09% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	750,000	749,402
Energy Transfer Operating, LP
7.50% due 10/15/20	300,000	318,213
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	311,613

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 19.1% (continued)
Energy - 1.6% (continued)
Marathon Petroleum Corp.
3.40% due 12/15/20	260,000	$262,697
Total Energy		2,441,952
Technology - 0.6%
International Business Machines Corp.
2.80% due 05/13/21	400,000	404,816
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	300,000	299,479
CA, Inc.
5.38% due 12/01/19	120,000	121,065
Fiserv, Inc.
2.70% due 06/01/20	20,000	20,040
Total Technology		845,400
Communications - 0.5%
Telefonica Emisiones S.A.
5.13% due 04/27/20	385,000	392,868
Juniper Networks, Inc.
4.60% due 03/15/21	300,000	310,492
Discovery Communications LLC
3.10% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	100,000	100,111
Total Communications		803,471
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	380,000	379,627
Southern Co.
3.29% (3 Month USD LIBOR + 0.70%) due 09/30/20[2,3]	70,000	70,028
PSEG Power LLC
5.13% due 04/15/20	50,000	51,026
Total Utilities		500,681
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[2]	100,000	103,935
Total Corporate Bonds
(Cost $28,906,097)		28,970,269
FOREIGN GOVERNMENT DEBT†† - 10.8%

Government of Japan
due 07/01/19[6]	JPY 384,400,000	3,565,532
due 07/29/19[6]	JPY 165,000,000	1,530,650
due 08/13/19[6]	JPY 98,600,000	914,732
due 07/08/19[6]	JPY 87,600,000	812,555
due 01/20/20[6]	JPY 76,000,000	705,772
due 07/22/19[6]	JPY 44,000,000	408,157
due 08/19/19[6]	JPY 32,000,000	296,877
0.10% due 03/20/20	JPY 13,000,000	120,838
2.40% due 03/20/20	JPY 6,000,000	56,692
1.30% due 03/20/20	JPY 2,000,000	18,750
Federative Republic of Brazil
due 10/01/19[6]	BRL 15,140,000	3,884,312
due 01/01/20[6]	BRL 2,900,000	733,624

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 10.8% (continued)
State of Israel
5.00% due 01/31/20	ILS 4,400,000	$1,266,802
Republic of Portugal
due 01/17/20[6]	EUR 620,000	706,749
due 07/19/19[6]	EUR 220,000	250,282
Kingdom of Spain
due 01/17/20[6]	EUR 526,000	599,730
Province of Ontario, Canada
due 07/03/19[6]	CAD 250,000	190,902
Province of New Brunswick, Canada
due 07/11/19[6]	CAD 140,000	106,863
Province of Quebec, Canada
due 07/26/19[6]	CAD 130,000	99,152
Province of Newfoundland, Canada
due 07/09/19[6]	CAD 100,000	76,339
Total Foreign Government Debt
(Cost $16,076,764)		16,345,310
U.S. GOVERNMENT SECURITIES†† - 2.0%
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[7]	3,037,739	3,031,094
Total U.S. Government Securities
(Cost $3,041,399)		3,031,094
SENIOR FLOATING RATE INTERESTS††,3 - 1.2%
Industrial - 0.4%
Fly Leasing Ltd.
4.56% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	553,945	551,175
Technology - 0.3%
First Data Corp.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	421,671	421,148
Communications - 0.3%
Sprint Communications, Inc.
4.94% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	417,050	410,273
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	395,876	352,330
Total Senior Floating Rate Interests
(Cost $1,787,317)		1,734,926
COMMERCIAL PAPER†† - 16.8%
E.I. du Pont de Nemours & Co.
2.56% due 07/09/19[2,8]	1,500,000	1,499,147
2.74% due 08/21/19[2,8]	1,500,000	1,494,258
Cintas Corp. No. 2
2.56% due 07/01/19[2,8]	1,500,000	1,500,000
Ryder System, Inc.
2.41% due 07/08/19[8]	1,500,000	1,499,236
PPG Industries, Inc.
2.58% due 07/09/19[8]	1,500,000	1,499,140
Spire, Inc.
2.55% due 07/10/19[2,8]	1,500,000	1,499,044
Nasdaq, Inc.
2.44% due 07/16/19[2,8]	1,500,000	1,498,406

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 16.8% (continued)
Marriott International, Inc.
2.66% due 07/24/19[2,8]	1,000,000	$998,169
2.61% due 07/15/19[2,8]	500,000	499,493
DowDuPont, Inc.
2.59% due 07/23/19[2,8]	1,500,000	1,497,626
TransCanada PipeLine USA Ltd.
2.62% due 07/23/19[2,8]	1,500,000	1,497,598
Clorox Co.
2.55% due 07/24/19[2,8]	1,500,000	1,497,556
Keurig Dr Pepper, Inc.
2.55% due 08/05/19[2,8]	1,500,000	1,496,281
Rogers Communications, Inc.
2.71% due 08/06/19[2,8]	1,500,000	1,495,848
Anheuser-Busch InBev Worldwide, Inc.
2.65% due 07/09/19[2,8]	1,000,000	999,411
UDR, Inc.
2.57% due 07/12/19[2,8]	1,000,000	999,215
Leggett & Platt, Inc.
2.50% due 07/16/19[2,8]	1,000,000	998,958
NextEra Energy Capital Holdings, Inc.
2.63% due 07/16/19[2,8]	1,000,000	998,904
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[8]	1,000,000	998,312

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 16.8% (continued)
AT&T, Inc.
2.71% due 09/27/19[2,8]	1,000,000	$993,355
Total Commercial Paper
(Cost $25,459,759)		25,459,957
REPURCHASE AGREEMENTS††,9 - 3.6%
BNP Paribas
issued 05/01/19 at 2.76%	1,850,000	1,850,000
due 08/01/19
issued 06/14/19 at 2.59%	400,000	400,000
due 09/16/19
RBC Capital Markets
issued 05/16/19 at 2.68%	1,500,000	1,500,000
due 07/15/19
Barclays Capital
issued 06/11/19 at 2.65% (1 Month USD LIBOR + 0.25%)	986,798	986,798
due 07/29/19[3]
issued 03/28/19 at 2.65% (1 Month USD LIBOR + 0.25%)	150,000	150,000
due 07/29/19[3]
Deutsche Bank
issued 05/20/19 at 2.96%	514,000	514,000
due 08/02/19
Total Repurchase Agreements
(Cost $5,400,798)		5,400,798
Total Investments - 101.1%
(Cost $152,796,920)		$153,136,139
Other Assets & Liabilities, net - (1.1)%		(1,657,224)
Total Net Assets - 100.0%		$151,478,915

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$26,230,000	$(587,670)	$(276,466)	$(311,204)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$1,560,000	$ (31,896)	$ (318)	$(31,578)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	3,540,000	(72,380)	(5,630)	(66,750)
						$(104,276)	$(5,948)	$(98,328)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	$ 300,000	$ (34,223)	$ 473	$ (34,696)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	950,000	(79,061)	311	(79,372)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	1,550,000	(92,042)	(7,914)	(84,128)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	4,950,000	(154,589)	1,148	(155,737)
								$(359,915)	$(5,982)	$(353,933)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	2,300,000	BRL	07/01/19	$610,387	$599,645	$10,742
Citibank N.A., New York	2,600,000	BRL	07/01/19	687,567	677,860	9,707
Goldman Sachs International	85,000	JPY	09/20/19	793	793	_
JPMorgan Chase Bank, N.A.	6,500	JPY	09/20/19	61	61	_
JPMorgan Chase Bank, N.A.	130,000	CAD	07/26/19	99,327	99,351	(24)
Goldman Sachs International	8,085,000	JPY	03/23/20	76,384	76,435	(51)
Barclays Bank plc	526,000	EUR	01/17/20	607,477	607,579	(102)
Morgan Stanley Capital Services LLC	250,000	CAD	07/03/19	190,823	190,950	(127)
JPMorgan Chase Bank, N.A.	13,006,500	JPY	03/23/20	122,835	122,962	(127)
Goldman Sachs International	620,000	EUR	01/17/20	715,926	716,158	(232)
Goldman Sachs International	32,000,000	JPY	08/19/19	296,933	297,923	(990)
Bank of America, N.A.	76,000,000	JPY	01/21/20	714,386	715,782	(1,396)
Morgan Stanley Capital Services LLC	100,000	CAD	07/09/19	74,448	76,392	(1,944)
Goldman Sachs International	140,000	CAD	07/11/19	104,219	106,954	(2,735)
Citibank N.A., New York	22,000,000	JPY	07/01/19	201,063	204,063	(3,000)
Barclays Bank plc	1,785,000	ILS	01/31/20	505,022	508,148	(3,126)
Goldman Sachs International	220,000	EUR	07/19/19	246,675	250,593	(3,918)
Bank of America, N.A.	44,000,000	JPY	07/22/19	402,902	408,782	(5,880)
Barclays Bank plc	165,000,000	JPY	07/29/19	1,525,208	1,533,795	(8,587)
Goldman Sachs International	87,600,000	JPY	07/08/19	802,718	812,933	(10,215)
JPMorgan Chase Bank, N.A.	98,400,000	JPY	07/01/19	900,778	912,717	(11,939)
Goldman Sachs International	98,600,000	JPY	08/13/19	905,168	917,577	(12,409)
Citibank N.A., New York	4,640,000	BRL	10/01/19	1,179,897	1,199,760	(19,863)
JPMorgan Chase Bank, N.A.	6,200,000	BRL	10/01/19	1,579,771	1,603,129	(23,358)
Goldman Sachs International	2,835,000	ILS	01/31/20	781,873	807,059	(25,186)
Goldman Sachs International	4,300,000	BRL	10/01/19	1,077,470	1,111,847	(34,377)
Citibank N.A., New York	2,900,000	BRL	01/02/20	706,946	743,762	(36,816)
Goldman Sachs International	264,000,000	JPY	07/01/19	2,401,421	2,448,752	(47,331)
						$(233,284)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	2,450,000	BRL	07/01/19	$596,107	$638,753	$42,646
Citibank N.A., New York	2,450,000	BRL	07/01/19	604,613	638,752	34,139
						$76,785

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $79,992,736 (cost $80,055,180), or 52.8% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up with a 4.00% coupon rate until July 25, 2021. Futures rates range from 7.00% to 8.00% with future step up dates ranging from July 26, 2021 to July 26, 2022.
5	Security is an interest-only strip.
6	Zero coupon rate security.
7	Face amount of security is adjusted for inflation.
8	Rate indicated is the effective yield at the time of purchase.
9	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
EUR	Euro
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,554,714	$—	$—	$1,554,714
Asset-Backed Securities	—	41,655,252	—	41,655,252
Collateralized Mortgage Obligations	—	28,983,819	—	28,983,819
Corporate Bonds	—	28,970,269	—	28,970,269
Foreign Government Debt	—	16,345,310	—	16,345,310
U.S. Government Securities	—	3,031,094	—	3,031,094
Senior Floating Rate Interests	—	1,734,926	—	1,734,926
Commercial Paper	—	25,459,957	—	25,459,957
Repurchase Agreements	—	5,400,798	—	5,400,798
Forward Foreign Currency Exchange Contracts**	—	97,234	—	97,234
Total Assets	$1,554,714	$151,678,659	$—	$153,233,373

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$409,532	$—	$409,532
Forward Foreign Currency Exchange Contracts**	—	253,733	—	253,733
Interest Rate Swap Agreements**	—	353,933	—	353,933
Total Liabilities	$—	$1,017,198	$—	$1,017,198

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

** This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.59% - 2.76%			2.60%
08/01/19 - 09/16/19	2,250,000	2,265,730	05/25/47	$ 7,744,800	$ 8,382,197

			Countrywide Asset-Backed Certificates
			2.64%
			03/25/36	7,619,000	6,816,719
				$15,363,800	$15,198,916

RBC Capital Markets			Endo Dac / Endo Finance LLC / Endo Finco, Inc.
2.68%			6.00%
07/15/19	1,500,000	1,506,700	02/01/25	$ 1,934,000	$ 1,295,780

			Hanesbrands, Inc.
			4.63%
			05/15/24	211,000	219,060
				$ 2,145,000	$ 1,514,840

Barclays			CCO Holdings LLC / CCO Holdings Capital Corp.
2.65%			5.00%
08/12/19*	1,136,798	1,136,798	02/01/28	$ 1,047,000	$ 1,069,197

			Goldman Sachs Group, Inc.
			5.00%
			Perpetual Maturity	175,000	168,000
				$ 1,222,000	$ 1,237,197

Deutsche Bank			DBWF Mortgage Trust
2.96%			5.41%
08/02/19	514,000	517,123	11/19/35	$ 730,000	$ 735,037

* Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers which the Fund enters into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the funds.

This report covers the following Funds:

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2019.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2019, the cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Tax Unrealized Depreciation
Guggenheim Strategy Fund II	$469,976,526	$2,361,162	$(4,127,174)	$(1,766,012)
Guggenheim Strategy Fund III	381,503,836	2,057,131	(4,126,453)	(2,069,322)
Guggenheim Variable Insurance Strategy Fund III	152,796,920	740,307	(1,321,052)	(580,745)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.